Fees Summary	Jun. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,125,000
Previously Paid Amount	0.00
Total Fee Amount	431.56
Total Offset Amount	0.00
Net Fee	431.56
Narrative - Max Aggregate Offering Price	$ 3,125,000
Final Prospectus	true